                              PROSPECT STREET(R)
                          HIGH INCOME PORTFOLIO INC.

                                THIRD QUARTER
                                    REPORT
                                JULY 31, 2001

                                     [LOGO]

                                                               August 15, 2001

LETTER TO SHAREHOLDERS

Dear Shareholders:
    We are pleased to provide you with our report on Prospect Street High Income Portfolio Inc. (the "Fund") for the nine months ended July 31, 2001. On July 31, 2001, the net asset value of the Fund was $3.54 per share, as compared to $3.36 on April 30, 2001. On July 31, 2001, the closing market price of the Fund's shares on the New York Stock Exchange was $5.08 per share, as compared to $4.12 on April 30, 2001. During the nine months and quarter ended July 31, 2001 the Fund paid dividends to common stock shareholders of $0.675 and $0.225 per share, respectively.

SHARE PURCHASE:
    On June 29, 2001, an affiliate of Highland Capital Management, L.P. ("Highland"), the Fund's investment adviser, purchased 421,052 shares of the Fund's common stock at $4.75 per share. The closing price for the Fund's shares on the New York Stock Exchange on that day was $4.68. As of August 15, 2001, the total number of shares owned by Highland and its affiliates was 471,052.

DIVIDEND DECLARATION:
    On June 6, 2001, our Board of Directors declared a dividend of $0.075 per common share payable on the last day of business for the months of June, July and August 2001 to shareholders of record ten days prior to such date.

                                        Respectfully submitted,

                                    /s/ James Dondero

                                        James Dondero
                                        President

                                    /s/ Mark Okada

                                        Mark Okada
                                        Executive Vice President

PROSPECT STREET HIGH INCOME PORTFOLIO INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2001

FIXED INCOME -- 83.05% (a)

                                                                  Ratings
                                                            --------------------
 Par                                                        Standard                  Value
Value         Description                                   & Poor's    Moody's      (Note 2)
-----         -----------                                   --------    -------      --------
              AEROSPACE AND DEFENSE -- 2.53%
$  3,000,000  Loral Space & Communication, 9.50%, BOND,
                1/15/2006 ..............................    B-          B3           $  1,980,000
   2,500,000  AM General, 12.88%, BOND, 5/1/2002 .......    B           Caa1            2,406,250
                                                                                     ------------
                                                                                        4,386,250
                                                                                     ------------
              AUTOMOBILE -- 0.36%
   1,000,000  Venture Holdings Trust, 12.00%, BOND,
                6/1/2009 ...............................    B-          B3                621,250
                                                                                     ------------
                                                                                          621,250
                                                                                     ------------
              BEVERAGE, FOOD AND TOBACCO -- 3.46%
   1,500,000  New World Coffee, 13.00%, BOND, 6/15/2003     B-          B3              1,425,000
   3,750,000  North Atlantic Trading Company, Inc.,
                11.00%, BOND, 6/15/2004 ................    B           B3              3,412,500
   4,000,000  Vlasic Foods, 10.25%, BOND, 7/1/2009 (b) .    NR          C               1,160,000
                                                                                     ------------
                                                                                        5,997,500
                                                                                     ------------
              BROADCASTING AND ENTERTAINMENT -- 12.56%
   5,000,000  XM Satellite Radio, 14.00%, BOND,
                3/15/2010 ..............................    CCC+        Caa1            3,000,000
   6,000,000  Sirius Satellite Radio, 14.50%, BOND,
                5/15/2009 ..............................    CCC+        Caa1            3,060,000
   8,200,000  Innova A DE R.L. 12.88%, BOND, 4/1/2007 ..    B-          B3              7,298,000
   7,740,000  Orion Network, 11.25%, BOND, 1/15/2007 ...    CCC+        Ca              3,173,400
   7,990,000  Satelites Mexicanos, 10.13%, BOND,
                11/1/2004 ..............................    B-          B3              5,233,450
                                                                                     ------------
                                                                                       21,764,850
                                                                                     ------------
              BUILDINGS AND REAL ESTATE -- 4.39%
   5,000,000  Meditrust, 7.51%, BOND, 9/26/2003 ........    BB-         Ba3             4,858,905
   4,000,000  Fortress Group, 13.75%, BOND, 5/15/2003 ..    NR          Caa2            2,500,000
   5,000,000  Kevco, Inc., 10.38%, BOND, 12/1/2007 .....    D           Ca                250,000
                                                                                     ------------
                                                                                        7,608,905
                                                                                     ------------
              CARGO TRANSPORT -- 0.48%
   1,500,000  MTL, 10.00%, BOND, 6/15/2006 .............    NR          NR                825,000
                                                                                     ------------
                                                                                          825,000
                                                                                     ------------
              CHEMICALS, PLASTICS AND RUBBER -- 3.90%
  16,150,000  Moll Industries, 10.50%, BOND, 7/1/2008 ..    CC          Caa3            5,814,000
   1,000,000  Berry Plastics, 11.00%, BOND, 7/15/2007 ..    B+          B3                951,250
                                                                                     ------------
                                                                                        6,765,250
                                                                                     ------------
              CONTAINERS, PACKAGING AND GLASS -- 0.83%
   1,500,000  Sweetheart Cup, 10.5%, Sr. Sub Notes,
                9/1/2003 ...............................    B-          Caa1            1,440,000
                                                                                     ------------
                                                                                        1,440,000
                                                                                     ------------
              DIVERSIFIED NATURAL RESOURCES, PRECIOUS
              METALS -- 11.40%
   2,000,000  American Tissue Inc, 12.50%, BOND,
                7/15/2006 ..............................    B+          B3              1,855,000
   3,000,000  Riverwood 10.875%, BOND, 10/1/2001 .......    CCC+        Caa1            2,925,000
  20,000,000  Uniforet, 11.13%, BOND, 10/15/2006 (b) ...    D           NR             15,000,000
                                                                                     ------------
                                                                                       19,780,000
                                                                                     ------------
              DIVERSIFIED/CONGLOMERATE MANUFACTURING -- 0.86%
   3,000,000  Pentacon Inc., 12.25%, BOND, 4/1/2009 ....    B-          B3              1,500,000
                                                                                     ------------
                                                                                        1,500,000
                                                                                     ------------
              DIVERSIFIED/CONGLOMERATE SERVICE -- 1.81%
   4,000,000  Localiza Rent, 10.25%, BOND, 10/1/2005 ...    B+          B3              3,140,000
                                                                                     ------------
                                                                                        3,140,000
                                                                                     ------------
              ELECTRONICS -- 0.68%
   4,000,000  Globix Corporation, 12.50%, BOND, 2/1/2010    B-          NR              1,180,000
                                                                                     ------------
                                                                                        1,180,000
                                                                                     ------------
              FINANCE -- 0.83%
   1,115,600  Altiva Financial, 12.00%, BOND, 6/15/2006
                (b) ....................................    NR          NR                      0
   1,500,000  Life Financial, 13.50%, BOND, 3/15/2004 ..    NR          NR              1,440,000
                                                                                     ------------
                                                                                        1,440,000
                                                                                     ------------
              HEALTHCARE, EDUCATION AND CHILDCARE --
              3.97%
   2,000,000  Global Health, 11.00%, BOND, 5/1/2008 (b)     D           C                 100,000
   5,000,000  La Petite Academy, Incorporated, 10.00%,
                BOND, 5/15/2008 ........................    B-          B3              3,393,750
   5,000,000  PHP Healthcare, 6.50%, BOND, 12/15/2002
                (b) ....................................    NR          NR                 75,000
   2,500,000  Mariner Post-Acute Network, Tranche B,
                3/31/2005 ..............................    NR          NR              1,662,500
   2,500,000  Mariner Post-Acute Network, Tranche C,
                3/31/2006 ..............................    NR          NR              1,662,500
                                                                                     ------------
                                                                                        6,893,750
                                                                                     ------------
              HOME AND OFFICE FURNISHINGS, HOUSEWARES,
              AND DURABLES -- 2.85%
   5,000,000  O'Sullivan, 13.38%, Notes, 10/15/2009 ....    B-          B3              3,300,000
   3,000,000  Home Product International, 9.625%, BOND,
                5/15/2008 ..............................    B-          Caa2            1,650,000
                                                                                     ------------
                                                                                        4,950,000
                                                                                     ------------
              HOTELS, MOTELS, INNS, AND GAMING -- 1.90%
   3,000,000  Trump Atlantic, 11.25%, BOND, 5/1/2006 ...    B-          B3              2,137,500
   4,000,000  Epic Resorts, 13.00%, BOND, 6/15/2005 ....    B-          B3              1,160,000
                                                                                     ------------
                                                                                        3,297,500
                                                                                     ------------
              LEISURE, AMUSEMENT, ENTERTAINMENT -- 2.02%
   4,200,000  Booth Creek Ski, 12.50%, BOND, 3/15/2007 .    CCC+        Caa1            3,507,000
  25,750,000  Premier Cruises Ltd., 11.00%, BOND,
                3/15/2008 (b) ..........................    NR          NR                      0
  20,125,000  Marvel III Holdings Inc., 0.00%, BOND,
                4/15/2008 ..............................    NR          NR                      0
                                                                                     ------------
                                                                                        3,507,000
                                                                                     ------------
              MACHINERY (NON AG, NON CONSTRUCT, NON
              ELECTRONIC) -- 0.05%
   6,500,000  Grove Worldwide, 9.25%, BOND, 5/1/2008 ...    NR          C                  81,250
                                                                                     ------------
                                                                                           81,250
                                                                                     ------------
              MINING, STEEL, IRON AND NONPRECIOUS METALS
              -- 2.59%
     290,820  Bramalea, 11.125%, BOND, 3/22/2008 (b) ...    NR          Caa1                    0
   2,850,000  Renco Steel Holding, 10.88%, BOND,
                2/1/2005 ...............................    B-          Ca                416,813
   3,040,000  Haynes International, 11.63%, BOND,
                9/1/2004 ...............................    B-          Caa1            1,607,400
   3,085,000  Reunion Industries Inc., 13.00%, BOND,
                5/1/2003 ...............................    B-          B2              2,471,856
                                                                                     ------------
                                                                                        4,496,069
                                                                                     ------------
              OIL AND GAS -- 2.57%
   3,125,000  Belden & Blake, 9.88%, BOND, 6/15/2007 ...    CCC-        Caa3            2,515,625
   1,000,000  Hornbeck-Leevac Marine Services, 10.625%,
                BOND, 8/1/2008 .........................    B1          B+                997,500
   3,750,000  First Wave Marine Inc., 11.00%, BOND,
                2/1/2008 (b) ...........................    D           NR                937,500
                                                                                     ------------
                                                                                        4,450,625
                                                                                     ------------
              PERSONAL TRANSPORTATION -- 2.15%
   1,000,000  Trans World Airlines, 11.50%, BOND,
                12/15/2004 (b) .........................    D           Baa3              980,000
   1,000,000  Trans World Airlines, 12.00%, BOND,
                4/1/2002 (b) ...........................    D           Baa3              980,000
   2,000,000  Amtran, Inc., 10.5%, BOND, 8/1/2004 ......    B           B3              1,775,000
                                                                                     ------------
                                                                                        3,735,000
                                                                                     ------------
              PERSONAL, FOOD AND MISCELLANEOUS SERVICES
              -- 1.29%
   1,000,000  Advantica Restaurant, 11.25%, BOND,
                1/15/2008 ..............................    CCC+        B3                612,500
   2,000,000  Outsourcing Services Group Inc., 10.875%,
                BOND, 3/1/2006 .........................    B-          B3              1,620,000
                                                                                     ------------
                                                                                        2,232,500
                                                                                     ------------
              PRINTING AND PUBLISHING -- 2.49%
  18,000,000  American Banknote Corporation, 11.25%,
                BOND, 12/1/2007 (b) ....................    D           C               4,320,000
                                                                                     ------------
                                                                                        4,320,000
                                                                                     ------------
              RETAIL STORES -- 3.80%
   2,000,000  Petro Stopping Center, 10.50%, BOND,
                2/1/2007 ...............................    B-          Caa1            1,540,000
   2,250,000  Wickes Lumber Co., 11.63%, BOND,
                12/15/2003 .............................    CCC+        Caa1            1,597,500
   4,210,000  JoAnn Stores Inc., 10.38%, BOND, 5/1/2007     B-          B3              2,105,000
   6,500,000  Silver Cinemas Inc., 10.5%, BOND,
                4/15/2005 (b) ..........................    D           NR                487,500
   1,000,000  J. Crew, 10.38%, BOND, 10/15/2007 ........    CCC+        Caa1              865,000
                                                                                     ------------
                                                                                        6,595,000
                                                                                     ------------
              STRUCTURED FINANCE OBLIGATIONS -- 2.08%
   4,000,000  DLJ CBO LTD., 11.96%, Class C-2 Notes,
                4/15/2011 ..............................    NR          Ba3             3,600,000
                                                                                     ------------
                                                                                        3,600,000
                                                                                     ------------
              TELECOMMUNICATIONS -- 7.77%
     500,000  Econophone (Destia Comm.), 13.50%, BOND,
                7/15/2007 (b) ..........................    NR          D                   5,000
   1,000,000  Intermedia Communications, 8.60%, BOND, 6/
                1/2008 .................................    BBB+        Baa2            1,030,000
   1,500,000  Telehub Communications Corporation, 0.00%,
                BOND, 7/31/2005 (b) ....................    NR          NR                120,000
   3,000,000  Metromedia Fiber, 10.00%, BOND, 12/15/2009
                ........................................    CCC-        NR                825,000
   3,000,000  GST Equipment Funding, 13.25%, BOND, 5/1/
                2007 (b) ...............................    B+          B2              1,590,000
   5,000,000  BTI Telecom Corporation, 10.50%, BOND, 9/
                15/2007 ................................    CCC-        Caa1            1,000,000
   7,000,000  GST Network Funding, 0.00%, BOND, 5/1/2008
                (b) ....................................    B+          B2              3,080,000
   7,321,000  Mpower, 13.00%, BOND, 4/1/2010 ...........    NR          NR              1,830,250
   8,500,000  Globalstar, L.P., 11.38%, BOND, 2/15/2004
                (b) ....................................    D           Ca                935,000
  15,480,000  Motient Corporation, 12.25%, BOND, 4/1/
                2008 ...................................    NR          NR              3,057,300
                                                                                     ------------
                                                                                       13,472,550
                                                                                     ------------
              TEXTILES AND LEATHER -- 0.53%
   2,000,000  Galey & Lord Inc., 9.13%, BOND, 3/1/2008 .    CCC+        Ca                800,000
   2,880,000  Glenoit Corporation, 11.00%, BOND, 4/15/
                2007 (b) ...............................    NR          Ca                115,200
                                                                                     ------------
                                                                                          915,200
                                                                                     ------------
              UTILITIES -- 2.90%
   5,000,000  Mission Energy Holdings, 13.50%, BOND,
                7/15/2008 ..............................    BB-         Ba2             5,037,500
                                                                                     ------------
                                                                                        5,037,500
                                                                                     ------------
              TOTAL FIXED INCOME (cost $196,997,138) ..........................       144,032,949
                                                                                     ------------
COMMON STOCK, PREFERRED STOCK AND WARRANTS -- 1.89%

       Units
       -----
       2,000  Loral Orion Network Systems Inc., warrants ......................                20
       6,900  Orbital Imaging Corp., warrants .................................             1,297
       4,000  Vector Group ....................................................           132,000
         500  Signature Brands, Inc., warrants ................................                 0
     812,070  ICO Global Communications .......................................         1,786,554
         291  Mother's Work, Inc. .............................................             3,026
         550  CS Wireless Systems Inc. ........................................                 7
       1,000  Knology Holdings Inc., warrants .................................                 0
       5,000  XM Satellite Radio, warrants ....................................           126,250
       3,500  Optel Inc. ......................................................                 0
       5,925  Capital PAC Holdings Inc., warrants .............................                 0
       9,800  Uniroyal Technology Corp., warrants .............................                 0
         131  ANKER Coal Group Inc. ...........................................                 0
      17,251  GP Strategies Corp. .............................................            76,767
     100,000  Commodore Separation Technology, warrants .......................             3,000
     100,000  Commodore Separation Technology, warrants .......................                 0
     203,976  ICO Global Communications, warrants .............................            10,199
     595,258  Altiva Financial ................................................                 0
      47,031  AMC Financial Inc. ..............................................            41,387
       1,962  O'Sullivan Industries, preferred stock ..........................               196
       5,000  O'Sullivan Industries, warrants .................................               150
         500  Motels of America Inc. ..........................................                 0
       8,862  Equus Gaming Co. L.P. ...........................................             4,431
       3,000  Epic Resorts, warrants ..........................................                 0
     148,117  Premier Cruises Ltd. ............................................                 0
       1,500  WHX, preferred stock ............................................            10,230
       8,774  NS Group Inc. ...................................................            83,353
       3,750  Sheffield Steel Corp., warrants .................................                 0
      28,000  Gothic Energy Corporation, warrants .............................                 0
       9,533  Gothic Energy Corporation, warrants .............................                 0
       2,000  Trans World Airlines, warrants ..................................            10,000
      10,000  GIGA Information Group Inc. .....................................             9,200
      42,375  North Atlantic Trading Company, preferred stock .................           582,656
     185,900  Ames Department Stores Inc. .....................................                 0
       1,500  Telehub Communications Corporation, warrants ....................                15
     475,000  Motient Corporation .............................................           299,250
         450  Mpower ..........................................................               356
       1,799  ANKER Coal Group Inc., preferred stock ..........................            89,950
       1,500  New World Coffee, warrants ......................................                 0
       1,000  Unifi Communications Inc., warrants .............................               135
      13,480  Motient Corporation, warrants ...................................             8,425
                                                                                     ------------
              TOTAL COMMON STOCK, PREFERRED STOCK, AND WARRANTS
                (cost $21,883,542) ............................................         3,278,854
                                                                                     ------------
              TOTAL INVESTMENT IN SECURITIES (cost $218,880,680) ..............       147,311,803
                                                                                     ------------
SHORT-TERM INVESTMENTS -- 9.22%

 Par
Value
-----
COMMERCIAL PAPER:
  15,996,354  Case Credit, 4.10%, 8/03/2001 ...................................        15,996,354
                                                                                     ------------
              TOTAL SHORT-TERM INVESTMENTS (cost $15,996,354) .................        15,996,354
                                                                                     ------------
              TOTAL INVESTMENTS -- 94.16% (COST $234,877,034) .................       163,308,157
                                                                                     ------------
              OTHER ASSETS -- 5.84% ...........................................        10,130,605
                                                                                     ------------
              TOTAL ASSETS -- 100% ............................................      $173,438,762
                                                                                     ============

(a)  Percentages indicated are based on total assets.
(b)  Denotes company has filed for bankruptcy or is in default.
 NR  Denotes security not rated.

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO INC.
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
July 31, 2001

ASSETS

Investments in securities at market value
  ($234,877,034, at cost; see Schedule of Investments and FN 2)  $ 163,308,157
Cash ..........................................................      2,366,529
Receivables:
  Investment securities sold ..................................      1,389,542
  Interest and dividends ......................................      6,167,804
Prepaid insurance .............................................        178,705
Other assets ..................................................         28,025
                                                                 -------------
        Total assets ..........................................  $ 173,438,762
                                                                 -------------

LIABILITIES AND NET ASSETS

Payables:
  Investment securities purchased .............................  $   1,000,156
Accrued expenses ..............................................        186,163
Dividends payable .............................................        112,463
                                                                 -------------
        Total liabilities .....................................  $   1,298,782
                                                                 -------------
Net Assets:
  Common stock, $.03 par value --
    Authorized -- 100,000,000 shares
    Issued and outstanding -- 27,426,600 shares ...............  $     822,798
  Capital in excess of par value ..............................    287,484,598
  Preferred Shares, $25,000 stated value per
    share at liquidation value (3,000 shares outstanding) .....     75,000,000
  Distributions in excess of net investment income ............       (221,932)
  Accumulated net realized loss from security transactions ....   (119,376,607)
  Net unrealized depreciation on investments ..................    (71,568,877)
                                                                 -------------
        Total net assets ......................................  $ 172,139,980
                                                                 =============

Net asset value per common share outstanding
  (net assets less preferred shares at liquidation value,
  divided by 27,426,600 common shares issued and outstanding) .      $3.54
                                                                     =====

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO INC.

STATEMENT OF OPERATIONS (UNAUDITED)
For the nine months ended July 31, 2001

INVESTMENT INCOME:
  Interest income ..............................................  $  15,638,311
  Dividend income ..............................................         22,662
  Accretion of discount and other miscellaneous income .........      3,180,366
                                                                  -------------
        Total investment income ................................  $  18,841,339
                                                                  -------------

EXPENSES:
  Interest expense .............................................  $   1,411,582
  Investment advisory fees .....................................        811,433
  Custodian and transfer agent fees ............................        138,894
  Insurance expense ............................................         93,798
  Professional fees ............................................        197,175
  Director fees ................................................        102,600
  Fund printing and postage expense ............................        127,395
  Preferred shares broker expense ..............................         58,560
  Miscellaneous expense ........................................        254,100
                                                                  -------------
        Total expenses .........................................  $   3,195,537
                                                                  -------------
        Net investment income ..................................  $  15,645,802
                                                                  -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments sold ........................  $ (35,836,452)
  Net change in unrealized depreciation of investments .........     (7,254,112)
                                                                  -------------
        Net realized and unrealized loss on investments ........  $ (43,090,564)
                                                                  -------------
        Net decrease in net assets resulting from operations ...  $ (27,444,762)
                                                                  =============

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO INC.

STATEMENT OF CASH FLOWS (UNAUDITED)
For the nine months ended July 31, 2001

CASH FLOWS FROM OPERATING ACTIVITIES:

  Interest and dividends received ..............................  $  16,817,216
  Operating expenses paid ......................................     (3,284,533)
                                                                  -------------
        Net cash provided by operating activities ..............  $  13,532,683
                                                                  -------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases of portfolio securities ............................  $ (51,118,018)
  Sales and maturities of portfolio securities .................     68,085,364
  Net purchase of short term securities ........................    (14,492,354)
                                                                  -------------
        Net cash provided by investing activities ..............  $   2,474,992
                                                                  -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Repayments of bank loan ......................................  $ (71,000,000)
  Preferred share offering proceeds ............................     75,000,000
  Preferred share offering costs paid ..........................     (1,098,164)
  Preferred share dividend payment .............................     (1,220,490)
  Common stock dividends paid from operations ..................    (18,105,251)
  Shares issued to common stockholders for
    reinvestment of dividends ..................................        781,794
  Capital contributions ........................................      1,999,997
                                                                  -------------
        Net cash used in financing activities ..................  $ (13,642,114)
                                                                  -------------
NET INCREASE IN CASH ...........................................  $   2,365,561
CASH, BEGINNING OF YEAR ........................................            968
                                                                  -------------
CASH, END OF PERIOD ............................................  $   2,366,529
                                                                  =============

RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
 TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
  Net decrease in net assets resulting from operations .........  $ (27,444,762)
  Decrease in interest and dividends receivables ...............      1,943,735
  Decrease in prepaid insurance ................................         20,795
  Increase in other assets .....................................       (130,759)
  Decrease in accrued expenses .................................       (780,188)
  Net realized loss on investments .............................     35,836,452
  Change in net unrealized loss on investments .................      7,254,112
  Accretion of bond discount ...................................     (3,166,702)
                                                                  -------------
        Net Cash Provided By Operating Activities ..............  $  13,532,683
                                                                  =============
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
  Cash paid during the period for interest .....................  $   1,532,227
  Cash paid during the period for excise taxes .................  $     103,980
                                                                  =============

                            See accompanying notes.

PROSPECT STREET HIGH INCOME PORTFOLIO INC.

STATEMENT OF CHANGES IN NET ASSETS
For the period ended July 31, 2001

                                                                            Nine Months
                                                                              Ended
                                                                             July 31,         Year Ended
                                                                               2001           October 31,
                                                                            (Unaudited)          2000
                                                                            -------------    -------------
FROM OPERATIONS:
  Net investment income .................................................   $  15,645,802    $  30,027,378
  Net realized loss on investments sold .................................     (35,836,452)     (35,396,240)
  Change in net unrealized depreciation of investments ..................      (7,254,112)     (12,125,584)
                                                                            -------------    -------------
        Net decrease in net assets resulting from operations ............   $ (27,444,762)   $ (17,494,446)
                                                                            -------------    -------------
FROM FUND SHARE TRANSACTIONS:
  Shares issued (136,612 and 195,029 shares, respectively)
    to common stockholders for reinvestment of dividends ................   $     781,794    $   1,224,804
                                                                            -------------    -------------
        Net increase in net assets resulting from fund share transactions   $     781,794    $   1,224,804
                                                                            -------------    -------------
FROM CAPITAL CONTRIBUTIONS
  Shares issued (421,052 shares) ........................................   $      12,632    $        --
  Net proceeds from capital contributions ...............................       1,987,365             --
                                                                            -------------    -------------
        Net increase in net assets resulting from capital contributions
                                                                            $   1,999,997    $        --
                                                                            -------------    -------------
FROM DISTRIBUTIONS TO STOCKHOLDERS:
  Common dividends ......................................................   $ (15,645,802)   $ (27,557,848)
  Distributions in excess of net investment income ......................      (2,571,913)            --
                                                                            -------------    -------------
        Net decrease in net assets from distributions ...................   $ (18,217,715)   $ (27,557,848)
                                                                            -------------    -------------
FROM PREFERRED STOCKHOLDERS TRANSACTIONS:
  Preferred share offering ..............................................   $  75,000,000    $        --
  Preferred share offering costs ........................................      (1,098,164)            --
  Preferred share dividends .............................................      (1,220,490)            --
                                                                            -------------    -------------
        Net increase in net assets from preferred shares transactions
                                                                            $  72,681,346    $        --
                                                                            -------------    -------------
        Total increase in net assets ....................................   $  29,800,660    $ (43,827,490)

NET ASSETS:
  Beginning of year .....................................................     142,339,320      186,166,810
                                                                            -------------    -------------
  End of period .........................................................   $ 172,139,980    $ 142,339,320
                                                                            =============    =============

                            See accompanying notes.

FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR EACH SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT THE PERIODS PRESENTED

                             Nine Months Ended              For the Years Ended October 31, (b)
                               July 31, 2001    --------------------------------------------------------
                                (Unaudited)        2000         1999            1998            1997
                                -----------     -----------  -----------     -----------     -----------
Net asset value,
  beginning of period .......   $      5.30     $      6.98  $      7.97     $     11.94     $     11.70
                                -----------     -----------  -----------     -----------     -----------

Net investment income .......        $0.57#          $1.12#       $1.08#          $1.30#          $1.38#
Net realized and
 unrealized gain
 (loss) on investments ......       (1.61)#         (1.77)#      (1.00)#         (3.76)#           0.72#
                                -----------     -----------  -----------     -----------     -----------
        Total from investment
          operations ........   $     (1.04)    $     (0.65) $      0.08     $     (2.46)    $      2.10
                                -----------     -----------  -----------     -----------     -----------
Distributions:
Dividends from
  accumulated net
  investment income
    To preferred stockholders   $     (0.05)    $      --    $      --       $     (0.03)    $     (0.09)
    To common stockholders ..         (0.68)          (1.03)       (1.26)          (1.26)          (1.26)
                                -----------     -----------  -----------     -----------     -----------
        Total distributions .   $     (0.73)    $     (1.03) $     (1.26)    $     (1.29)    $     (1.35)
                                -----------     -----------  -----------     -----------     -----------
Effect of common stock issue    $      0.06             $--  $      --       $      --       $      --
                                -----------     -----------  -----------     -----------     -----------
Effect of related expenses
  from rights offerings .....   $     (0.05)            $--  $      0.19     $     (0.22)    $     (0.51)
                                -----------     -----------  -----------     -----------     -----------

Net asset value,
  end of period .............   $      3.54     $      5.30  $      6.98     $      7.97     $     11.94
                                ===========     ===========  ===========     ===========     ===========
Per share market value,
 end of period ..............   $      5.08     $      5.69  $      7.94     $     10.25     $     12.39
                                ===========     ===========  ===========     ===========     ===========
Total investment return (d) .          2.92%         (16.10)%     (11.78)%         (7.63)%         14.82%
                                ===========     ===========  ===========     ===========     ===========
Net assets, end of period,
  applicable to common
  stock (a) .................   $    97,140     $   142,339  $   186,167     $   157,800     $   175,909
                                ===========     ===========  ===========     ===========     ===========
Net assets, end of period,
  applicable to preferred
  stock (a) .................   $    75,000             $--          $--             $--     $    20,000
                                ===========     ===========  ===========     ===========     ===========
Net assets,
  end of period (a) .........   $   172,140     $   142,339  $   186,167     $   157,800     $   195,909
                                ===========     ===========  ===========     ===========     ===========
Ratio of operating expenses
  to average net assets,
  applicable to common
  stock (c) .................          3.98%           4.46%        2.67%           2.67%           2.30%
Ratio of net investment
  income toaverage net
  assets, applicable to
  common stock (c) ..........         19.49%          17.59%       13.72%          11.92%          11.94%
Portfolio turnover rate (d) .         33.86%         104.99%      126.45%         156.48%         176.04%

(a) Dollars in thousands.
(b) The selected per share data and ratios have been restated, where applicable, for all periods to give effect for the one-for-three reverse stock split in April of 1998.
(c) Annualized.
(d) Not annualized.
  # Calculation is based on average shares outstanding during the indicated period due to the per share effect of the Fund's rights offerings.

                            See accompanying notes.

                   PROSPECT STREET HIGH INCOME PORTFOLIO INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                 JULY 31, 2001

(1) ORGANIZATION AND OPERATIONS
  Prospect Street High Income Portfolio Inc. (the "Fund") was organized as a corporation in the state of Maryland on May 13, 1988 and is registered with the Securities and Exchange Commission as a diversified, closed-end, management investment company under the Investment Company Act of 1940. The Fund commenced operations on December 5, 1988. The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry.

  The Fund invests primarily in securities of fixed-maturity, corporate debt securities and in redeemable preferred stocks that are rated less than investment grade. Risk of loss upon default by the issuer is significantly greater with respect to such securities compared to investment-grade securities because these securities are generally unsecured and are often subordinated to other creditors of the issuer, and because these issuers usually have high levels of indebtedness and are more sensitive to adverse economic conditions, such as a recession, than are investment-grade issuers. In some cases, the collection of principal and timely receipt of interest is dependent upon the issuer attaining improved operating results, selling assets or obtaining additional financing.

  See the schedule of investments for information on individual securities, as well as industry diversification and credit quality ratings.

(2) SIGNIFICANT ACCOUNTING POLICIES
  A. VALUATION OF INVESTMENTS
  Investments for which listed market quotations are readily available are stated at market value, which is determined by using the last reported sale price or, if no sales are reported, as in the case of some securities traded over-the-counter, the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

  Other investments, which comprise the major portion of the Fund's portfolio holdings, are primarily non-investment grade corporate debt securities, for which market quotations are not readily available due to a thinly traded market with a limited number of market makers. These investments are stated at fair value on the basis of subjective valuations furnished by an independent pricing service or broker dealers, subject to review and adjustment by the investment adviser based upon quotations obtained from market makers. The independent pricing service determines value based primarily on quotations from dealers and brokers, market transactions, accessing data from quotation services, offering sheets obtained from dealers and various relationships between securities. The independent pricing service utilizes the last sales price based on odd-lot trades, if available. If such price is not available, the price furnished is based on round-lot or institutional size trades. The Board of Directors has approved these procedures.

  The fair value of restricted securities is determined by the investment adviser pursuant to procedures approved by the Board of Directors.

  Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

  B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
  Realized gains and losses on investments sold are recorded on the identified-cost basis. Interest income and accretion of discounts are recorded on the accrual basis. It is the Fund's policy to place securities on non-accrual status when collection of interest is doubtful.

  C. FEDERAL INCOME TAXES
  It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income to its stockholders each year.

  D. CASH FLOW INFORMATION
  The Fund invests primarily in corporate debt securities and distributes dividends from net investment income, which are paid in cash or shares of common stock of the Fund. These activities are reported in the accompanying statement of changes in net assets, and additional information on cash receipts and cash payments is presented in the accompanying statement of cash flows.

(3) INVESTMENT ADVISORY AGREEMENT
  Highland Capital Management, L.P. ("Highland," or "Investment Adviser") earned $811,433 in management fees for the period from November 1, 2000 to July 31, 2001. Management fees paid by the Fund to Highland were calculated at
 .65% (on an annual basis) of the average weekly net asset value defined as total assets of the Fund less accrued liabilities (excluding the principal amount of the bank loan and notes and including the liquidation preference of any share of preferred stock and accrued and unpaid dividends on any shares of preferred stocks up to and including $175,000,000 of net assets, .55% on the next $50,000,000 of net assets and .50% of the excess of net assets over $225,000,000).

(4) PURCHASES AND SALES OF SECURITIES
  For the nine months ended July 31, 2001, the aggregate cost of purchases and proceeds from sales of investment securities other than U.S. Government obligations and short-term investments aggregated approximately $51,118,000 and $68,085,000, respectively. There were no purchases or sales of U.S. Government obligations during the nine months ended July 31, 2001.

(5) CERTAIN TRANSACTIONS
  Certain officers of the Investment Adviser serve on the Board of Directors of the Fund. They receive no compensation in this capacity.

  Directors who are not officers or employees of the Investment Adviser receive fees of $10,000 per year, $2,000 per Directors' meeting attended, in addition to actual out-of-pocket expenses incurred to attend such meetings, and $1,000 per conference call meeting. In addition, members of the Fund's audit committee, which consists of noninterested Directors of the Fund, receive $1,000 per audit committee meeting attended, in addition to actual out-of-pocket expenses incurred to attend the meeting.

  On June 29, 2001, an affiliate of Highland purchased 421,052 shares of the Fund's common stock at $4.75 per share. The closing price for the Fund's shares on the New York Stock Exchange on that day was $4.68. As of August 15, 2001, the total number of shares owned by Highland and its affiliates was 471,052.

(6) DIVIDENDS AND DISTRIBUTIONS
  The Board of Directors of the Fund declared regular dividends on the common stock of $0.075 per common share payable on the last day of each month from November 2000 through July 2001 to holders of record at the close of business 10 days prior to such date.

  Distributions on common stock are declared based on annual projections of the Fund's net investment income (defined as dividends and interest income, net of Fund expenses). The Fund plans to pay monthly distributions to common shareholders. As a result of market conditions or investment decisions, the amount of distributions may exceed net investment income earned at certain times throughout the period. It is anticipated that, on an annual basis, the amount of distributions to common shareholders will not exceed net investment income (as defined) allocated to common shareholders for income tax purposes. All shareholders of the Fund are automatically considered participants in the Dividend Reinvestment Plan (the "Plan") unless they elect to do otherwise. Under the Plan, when the market price of common stock is equal to or exceeds the net asset value on the record date for distributions, participants will be issued shares of common stock at the most recently determined net asset value, but not less than 95% of the market price. When the net asset value of the common stock exceeds its market price, or if the Fund declares a dividend or capital gains distribution payable only in cash, the dividend-paying agent will buy the common stock in the open market for the participants' account. Participants are not charged a service fee for the Plan but are subject to a pro rata share of brokerage fees incurred with respect to open market purchases of common stock.

(7) PREFERRED STOCK OFFERING
  On March 16, 2001, the Fund issued 3,000 shares of Series W Auction Rate Cumulative Preferred Shares, $.001 par value, $25,000 liquidation preference, for a total issuance of $75,000,000. All such Preferred Shares were outstanding as of April 30, 2001. Costs associated with the offering of approximately $1,098,164 were charged against additional paid in capital upon issuance. The Fund used a portion of the net proceeds of the offering to pay down the Fund's then existing indebtedness. Preferred Shares pay dividends based on a rate set at auctions, normally held every 7 days. In most instances dividends are also payable every 7 days, on the first business day following the end of the rate period.

                   PROSPECT STREET HIGH INCOME PORTFOLIO INC.

INVESTMENT ADVISER                             AUDITORS
Highland Capital Management, L.P.              Ernst & Young, LLP
13455 Noel Road, Suite 1300                    2121 San Jacinto Street
Dallas, TX 75240                               Suite 1500
                                               Dallas, TX 75201
OFFICERS
James Dondero -- President                     TRANSFER AND SHAREHOLDERS' SERVICING AGENT
Mark Okada -- Executive Vice-President         State Street Bank and Trust Company
R. Joseph Dougherty -- Senior Vice-President   P.O. Box 8200
                       and Secretary           Boston, MA 02266
                                               (800) 426-5523
DIRECTORS
James Dondero                                  CUSTODIAN
John Honis                                     State Street Bank and Trust Company
Timothy Hui                                    Boston, MA
Scott Kavanaugh
James Leary                                    Listed: NYSE
                                               Symbol: PHY
LEGAL ADVISER
Stroock & Stroock & Lavan, LLP
180 Maiden Lane
New York, NY 10038-4982

FACTS FOR SHAREHOLDERS:

Prospect Street High Income Portfolio Inc. is listed on the New York Stock Exchange under the symbol "PHY". The Wall Street Journal and Wall Street Journal Online publish Friday's closing net asset value of the Fund every Monday and lists the market price of the Fund daily. They are also published in Barron's Market Week every Saturday. Our website is prospectstreet.net.

QUESTIONS REGARDING YOUR ACCOUNT: Please telephone State Street Bank & Trust Company at their toll free number 1-800-426-5523 Monday through Friday from 9:00 a.m. to 5:00 p.m. e.s.t.

WRITTEN CORRESPONDENCE REGARDING YOUR ACCOUNT: Please mail all correspondence directly to Prospect Street High Income Portfolio Inc., c/o State Street Bank & Trust Company, P.O. Box 8200, Boston, MA 02266. For express mail the address is Prospect Street High Income Portfolio Inc., c/o State Street Bank & Trust Company, 2 Heritage Drive, Corporate Stock Transfer -- 4th floor, North Quincy, MA 02171.

  PROSPECT STREET HIGH INCOME PORTFOLIO INC.
  13455 Noel Road LB#45
  Dallas, TX 75240